Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements and accompanying notes include the accounts of SomaLogic and our wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The accompanying condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”).

Certain information and disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2021 included in the 2021 Form 10-K.

These unaudited condensed consolidated financial statements have been prepared on the same basis as our annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include normal recurring adjustments considered necessary for a fair presentation of interim financial information, to present fairly the Company’s condensed consolidated financial position and its results of operations and cash flows. The results of operations for the periods presented are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any other future annual or interim period.

Certain reclassifications have been made to prior period amounts to conform to the current presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Actual results could differ from those estimates. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, revenue recognition, inventory valuation, incremental borrowing rates used in the determination of lease assets and liabilities, the valuation of stock-based compensation awards, warrant liabilities valuations, and earn-out liability valuations. We base our estimates on current facts, historical and anticipated results, trends, and other relevant assumptions that we believe are reasonable under the circumstances. Actual results could differ from these estimates, and such differences could be material to the Company’s consolidated financial position and results of operations.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents, investments, and accounts receivable. Our cash and cash equivalents are deposited with high-quality financial institutions. Deposits at these institutions may, at times, exceed federally insured limits.

Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable as of the periods presented were as follows:

	Accounts Receivable		Revenue
	June 30,	December 31,	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021	2022	2021
Customer A	*	10%	*	22%	25%	22%
Customer B	*	*	*	14%	*	25%
Customer C	28%	20%	*	10%	10%	13%
Customer D	*	26%	*	*	*	*

*	less than 10%

International sales entail a variety of risks, including currency exchange fluctuations, longer payment cycles, and greater difficulty in accounts receivable collection. The risks of international sales are mitigated in part by the fact that contracts are in U.S. dollars. Customers outside the United States collectively represent 33% and 31% of the Company’s revenues for the three months ended June 30, 2022 and 2021, respectively, and 40% and 28% for the six months ended June 30, 2022 and 2021, respectively. Customers outside of the United States collectively represented 24% and 18% of the Company’s gross accounts receivable balance as of June 30, 2022 and December 31, 2021, respectively.

Certain components included in our products require customization and are obtained from a single source or a limited number of suppliers.

Leases

Following the adoption of ASU 2016-02, Leases (Topic 842) (“ASC 842”), on January 1, 2022, we determine if an arrangement is a lease at inception of the contract. Operating lease right-of-use (“ROU”) assets are included in other long-term assets, and operating lease liabilities are included in other current liabilities and other long-term liabilities in the condensed consolidated balance sheets.

ROU assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. As the implicit rate in the Company's leases is generally unknown, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Company gives consideration to its credit risk, term of the lease, total lease payments and adjusts for the impacts of collateral, as necessary, when calculating its incremental borrowing rates.

Operating lease ROU assets include lease incentives and initial direct costs incurred. When the lease incentives specify a maximum level of reimbursement and we are reasonably certain to incur reimbursable costs equal to or exceeding this level, we include the lease incentive in the measurement of the ROU assets and lease liabilities at commencement. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise any such options. Lease costs for our operating leases are recognized on a straight-line basis within operating expenses over the lease term in the condensed consolidated statements of operations and comprehensive loss.

We have lease agreements with lease and non-lease components. However, we have elected the practical expedient to not separate lease and non-lease components for all of our existing classes of assets. Therefore, the lease and non-lease components are accounted for as a single lease component. We have also elected to not apply the recognition requirement to any short-term leases with a term of 12 months or less.

We monitor for events or changes in circumstances that may require a reassessment or impairment of our leases, at which time our ROU assets for operating leases may be reduced by impairment losses.

Warrant Liabilities

During February 2021, in connection with CMLS II’s initial public offering, CMLS II issued 5,519,991 warrants (the “Public Warrants”) to purchase shares of Common Stock at $11.50 per share. Simultaneously, with the consummation of the CMLS II initial public offering, CMLS II issued 5,013,333 warrants through a private placement (the “Private Placement Warrants”, and together with the Public Warrants, the “Warrants”) to purchase shares of Common Stock at $11.50 per share. All of the Warrants were outstanding as of June 30, 2022.

We classify the Warrants as liabilities on our condensed balance sheets as these instruments are precluded from being indexed to our own stock given that the terms allow for a settlement adjustment that does not meet the scope for the fixed-for-fixed exception in ASC 815, Derivatives and Hedging (“ASC 815”). Since the Warrants meet the definition of a derivative under ASC 815-40, the Company recorded these warrants as long-term liabilities at fair value on the date of the Business Combination, with subsequent changes in their respective fair values recognized within change in fair value of warrant liabilities in the condensed consolidated statements of operations and comprehensive loss at each reporting date.

Earn-Out Liability

As a result of the Business Combination, additional shares of Common Stock were provided to SomaLogic Operating shareholders and to certain employees and directors of SomaLogic (“Earn-Out Service Providers”) of up to 3,500,125 and 1,499,875, respectively (the “Earn-Out Shares”). The Earn-Out Shares are payable if the price of our Common Stock is greater than or equal to $20.00 for a period of at least 20 out of 30 consecutive trading days at any time between the 13- and 24-month anniversary of the Closing Date (the “Triggering Event”). Any Earn-Out Shares issuable to an Earn-Out Service Provider shall be issued only if such individual continues to provide services (whether as an employee or director) through the date of occurrence of the corresponding Triggering Event (or a change in control acceleration event, if applicable) that causes such Earn-Out Shares to become issuable. Any Earn-Out Shares that are forfeited pursuant to the preceding sentence shall be reallocated to the SomaLogic Operating stockholders in accordance with their respective pro rata Earn-Out Shares.

The Earn-Out Shares were recognized as a liability in accordance with ASC 815. The liability was included as part of the consideration transferred in the Business Combination and was recorded at fair value. The earn-out liability is remeasured at the end of each reporting period, with subsequent changes in fair value recognized within change in fair value of earn-out liability in the condensed consolidated statements of operations and comprehensive loss.

Revenue Recognition

The Company recognizes revenue from sales to customers under ASC 606, Revenue from Contracts with Customers (“ASC 606”). ASC 606 provides a five-step model for recognizing revenue that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, an entity satisfies a performance obligation.

The Company recognizes revenue when or as control of promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales, value add, and other taxes collected concurrent with revenue-producing activities are excluded from revenue and products are sold without the right of return.

Payment terms may vary by customer, are based on customary commercial terms, and are generally less than one year. The Company does not adjust revenue for the effects of a significant financing component for contracts where the period between the transfer of the good or service and collection is one year or less. The Company expenses incremental costs to obtain a contract when incurred since the amortization period of the asset that would otherwise be recognized is one year or less.

Assay Services Revenue

The Company generates assay services revenue primarily from the sale of SomaScan® services. SomaScan® service revenue is derived from performing the SomaScan® assay on customer samples to generate data on protein biomarkers. Revenue from SomaScan® services is recognized at the time the analysis data or report is delivered to the customer, which is when control has been transferred to the customer. SomaScan® services are sold at a fixed price per sample without any volume discounts, rebates, or refunds.

The delivery of each assay data report is a separate performance obligation. For arrangements with multiple performance obligations, the transaction price must be allocated to each performance obligation based on its relative standalone selling price. Judgment is required to determine the standalone selling price for each distinct performance obligation as there are few directly comparable products in the market and factors such as customer size are factored into the determination of selling price. We determine standalone selling prices based on amounts invoiced to customers in observable transactions.

Product Revenue

Product revenue primarily consists of equipment and kit sales to customers who assay samples in their own laboratories. Equipment is generally accounted for as a bundle with installation, qualification and training services. Revenue is recognized over time based on the progress made toward achieving the performance obligation utilizing input methods, including costs and labor hours incurred. The Company receives fixed consideration per kit and revenue from kit sales is recognized upon transfer of control to the customer. Shipping and handling costs billed to customers are included in product revenue in the condensed consolidated statements of operations and comprehensive loss.

Collaboration Revenue

In July 2011, NEC Corporation (“NEC”) and the Company entered into a Strategic Alliance Agreement (the “SAA”) to develop a professional software tool to enable SomaScan® customers to easily access and interpret the highly multiplexed proteomic data generated by SomaLogic’s SomaScan® assay technology in the United States. To support this development, NEC made an upfront payment of $12.0 million and SomaLogic agreed to pay NEC a perpetual royalty on certain SomaScan® revenues. This agreement includes a clause whereby if there is a material breach of the contract or change in control of the Company, the Company may be required to pay a fee to terminate the agreement.

The Company determined that the SAA met the criteria set forth in ASC 808, Collaborative Arrangements, (“ASC 808”) because both parties were active participants and were exposed to significant risks and rewards dependent on commercial failure or success. The Company recorded the upfront payment as deferred revenue to be recognized over the period of performance of 15 years. The revenue was recorded in collaboration revenue in the condensed consolidated statements of operations and comprehensive loss.

In March 2020, NEC and the Company mutually terminated the SAA and concurrently the Company and NEC Solution Innovators, Ltd. (“NES”), a wholly owned subsidiary of NEC, entered into a new arrangement, the JDCA, to develop and commercialize SomaScan® services in Japan, as described in the section entitled “Collaboration Agreements” above. NES agreed to make annual payments of $2.0 million for 5 years, for a total of $10.0 million, in exchange for research and development activities, as described below. The Company determined the JDCA should be accounted for as a modification of the SAA. Therefore, the remaining SAA deferred revenue balance as of the date of the modification was included as consideration under the JDCA resulting in total consideration of $15.3 million for research and development activities. We determined that this arrangement also meets the criteria set forth in ASC 808. The JDCA contains three separate performance obligations: (i) research and development activities, (ii) assay services, and (iii) a 10-year exclusive license of the Company’s intellectual property.

(i) Research and Development Activities

The Company determined that NES is not a customer with respect to the research and development activities associated with the collaboration arrangement under ASC 808. The Company’s efforts related to the research and development activities are incurred consistently throughout the performance period. As a result, the Company recognizes revenue from these activities over time on a straight-line basis and records revenue in collaboration revenue in the condensed consolidated statements of operations and comprehensive loss.

(ii) Assay Services

The Company determined that NES is a customer for the assay services performance obligation, which should be accounted for using the criteria under ASC 606. The Company receives a fixed fee (standalone selling price) per sample in exchange for assaying samples, which is a service performed for other customers in the ordinary course of business. This performance obligation is recognized at a point in time when the assay data report is delivered to the customer and recorded in assay services revenue in the condensed consolidated statements of operations and comprehensive loss.

(iii) License of Intellectual Property

The Company determined that NES is a customer for the license performance obligation, which should be accounted for using the criteria under ASC 606. The Company receives royalties based on NES’ net sales and determined the allocation of royalties solely to this performance obligation is consistent with the objectives in ASC 606. This performance obligation was satisfied at the beginning of the license term. Subject to the sales and usage-based royalty exception, revenue is recognized in the period in which the subsequent sale or usage has occurred. Royalties are recorded in other revenue in the condensed consolidated statements of operations and comprehensive loss.

Other Revenue

Other revenue includes royalty revenue and revenue received from research grants. The Company recognizes royalty revenue for fees paid by customers in return for the exclusive license to make, use or sell certain licensed products in certain geographic areas. These fees are equivalent to a percentage of the customer’s related revenues. The Company recognizes revenue for sales-based or usage-based royalties promised in exchange for a license of intellectual property when the later of the following events occurs: (i) the subsequent sale or usage occurs, or (ii) the performance obligation to which some or all of the sales-based or usage-based royalty has been satisfied. As such, revenue is recognized in the period in which the subsequent sale or usage has occurred.

In June 2008, the Company and New England Biolabs, Inc. (“NEB”) entered into an exclusive licensing agreement, whereby the Company provides a license to use certain proprietary information and know-how relating to its aptamer technology to make and use commercial products. In exchange, the Company receives royalties from NEB for these products.

Grant revenue represents funding under cost reimbursement programs from government agencies and non-profit foundations for qualified research and development activities performed by the Company. The Company recognizes grant revenue when it is reasonably assured that the grant funding will be received as evidenced through the existence of a grant arrangement, amounts eligible for reimbursement are determinable and have been incurred, the applicable conditions under the grant arrangements have been met, and collectability of amounts due is reasonably assured. The classification of costs incurred related to grants is based on the nature of the activities performed by the Company. Grant revenue is recognized when the related costs are incurred and recorded in other revenue in the condensed consolidated statements of operations and comprehensive loss.

Illumina Cambridge, Ltd.

On December 31, 2021, the Company entered into a multi-year arrangement with Illumina Cambridge, Ltd. (“Illumina Agreement”) to jointly develop and commercialize co-branded kits that will combine Illumina’s Next Generation Sequencing (“NGS”) technology with SomaLogic’s SomaScan technology. Pursuant to the agreement, we received a non-refundable upfront payment of $30.0 million on January 4, 2022. This arrangement is accounted for in accordance with Topic 606 by analogy. The Company concluded there are two performance obligations: (1) combined performance obligation that includes the following material promises: licenses, patents, training, transfer of know-how and SOMAmer reagents necessary to use the SomaScan technology (“Bundled SomaScan Technology”), and (2) an option to purchase goods post-commercialization with a material right (“Material Right”). The total transaction price is subject to a constraint since it is uncertain that commercialization will be achieved; and therefore the transaction price was determined to be $30.0 million and was allocated to each of the performance obligations identified on a relative standalone selling price basis.

Bundled SomaScan Technology: Revenue is recognized as control transfers when the SOMAmer reagents are shipped. The Company estimated the standalone selling price (“SSP”) based on observable pricing of similar performance obligations.

Material Right: Revenue is recognized when Illumina exercises its option to purchase goods post-commercialization. The Company estimated the SSP based on the incremental discount adjusted for the likelihood that Illumina will exercise the option.

Contract Modification: In June 2022, Illumina issued a purchase order that changed the future obligations due from SomaLogic under the Illumina Agreement. The purchase order represents a contract modification that is accounted for prospectively as if it were a termination of the existing contract and the creation of a new contract.

As a result, the Company determined that there were three new performance obligations (total of five performance obligations): (1) equipment bundle that includes customization services, integration services, system qualification services, site initiation services and training (“Equipment Bundle”), (2) qualification kits, and (3) support services. The contract modification resulted in an increase in the transaction price of $0.5 million. The updated transaction price was allocated between the performance obligations on a relative SSP basis.

Equipment Bundle: Revenue is recognized over time based on the progress made toward achieving the performance obligation utilizing input methods, including costs and labor hours incurred. The Company estimated the SSP based on observable pricing of similar performance obligations.

Qualification Kits: Revenue is recognized as control transfers when the qualification kits are shipped. The Company estimated the SSP based on observable pricing of similar performance obligations.

Support Services: Revenue is recognized for the support services over the service period, using an input method based on time. The Company estimated the SSP based on observable pricing of similar performance obligations.

During the three and six months ended June 30, 2022, the Company recognized $0.1 million of revenue pursuant to the Illumina Agreement.

Restricted Cash

Restricted cash represents cash on deposit with a financial institution as security for letters of credit outstanding for the benefit of the landlords related to operating leases. The restricted cash is classified as other long-term assets on the condensed consolidated balance sheets based on the terms of the underlying leases. As of June 30, 2022 and December 31, 2021, the restricted cash on deposit was $4.9 million and $0.8 million, respectively.

Segment Information

The Company has one operating segment. The Company’s chief operating decision maker (the “CODM”) role is performed by the Company’s Chief Executive Officer. The CODM manages the Company’s operations on a consolidated basis for purposes of allocating resources and assessing performance. Substantially all of the Company’s operations and decision-making functions are located in the United States.

Other Significant Accounting Policies

Our significant accounting policies are described in our 2021 Form 10-K. There have been no significant changes to those policies.

Recent Accounting Pronouncements

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to use this extended transition period and, as a result, we will not be required to adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies so long as we remain an emerging growth company.

Recently Adopted Accounting Standards

Leases. In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize assets and liabilities for the rights and obligations created by most leases on their balance sheet. In June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which extended the effective date of ASU 2016-02 for non-public business entities.

We adopted ASU 2016-02, as amended, on January 1, 2022 using a modified retrospective approach and elected to apply the legacy lease guidance and disclosure requirements (“ASC 840”) in the comparative periods presented for the year of adoption.

We elected the package of transition practical expedients, permitting us to not reassess our prior conclusions about lease identification, lease classification and initial direct costs.

The new lease standard impacted our condensed consolidated balance sheets as a result of the ROU assets and operating lease liabilities, but did not impact our condensed consolidated statements of operations or condensed consolidated statements of cash flows. The adoption did not require any cumulative-effect adjustments to opening accumulated deficit. We currently have no finance leases. Upon adoption, we recorded $4.1 million of ROU assets, $1.0 million of current operating lease liabilities, and $3.6 million of non-current operating lease liabilities.

For more information on our leases, refer to Note 5, Leases.

Income Taxes. In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles of ASC 740 as part of an overall simplification initiative. We adopted ASU 2019-12 prospectively when it became effective on January 1, 2022 and the adoption did not have a material impact on our condensed consolidated financial statements and related disclosures.

Accounting Standards Not Yet Adopted

Financial Instruments — Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which sets forth a “current expected credit loss” (CECL) model that requires us to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. In November 2019, the FASB issued ASU 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which extends the effective date of ASU 2016-13 for non-public business entities. ASU 2016-13, as amended, is effective for us on January 1, 2023, with early adoption permitted. We are currently evaluating the impact of adopting the standard on our condensed consolidated financial statements and related disclosures.

Convertible Debt, Contracts in an Entity’s Own Equity and EPS. In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in an Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible debt by removing the requirements to separately present certain conversion features in equity. In addition, the amendment also simplifies the guidance in ASC Subtopic 815-40, Derivatives and Hedging: Contracts in Entity's Own Equity, by removing certain criteria that must be satisfied in order to classify a contract as equity. Further, contracts which can be settled in cash or shares, excluding liability-classified share-based payment awards, are to be included in diluted earnings per share using the “if-converted” method if the effect is dilutive, regardless of whether the entity or the counterparty can choose between cash and share settlement. The share-settlement presumption may not be rebutted based on past experience or a stated policy. ASC 2020-06 is effective for us on January 1, 2024, although early adoption is permitted. ASU 2020-06 may be adopted through either the fully retrospective or modified retrospective method of transition. We are currently evaluating the impact of this standard on our condensed consolidated financial statements and related disclosures.

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements and accompanying notes include the accounts of SomaLogic and our wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for financial information. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”).

Basis for Financial Balances After the Business Combination

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, CMLS II is treated as the “acquired” company for financial reporting purposes and Old SomaLogic is treated as the accounting acquirer. This determination was primarily based on the following:

●	the Old SomaLogic stockholders hold the majority of voting rights in the Company;

●	Old SomaLogic had the right to designate a majority of members of the board of directors of the Company immediately after giving effect to the Business Combination;

●	the senior management of Old SomaLogic comprises the senior management of the Company; and

●	the operations of Old SomaLogic comprise the ongoing operations of the Company.

Accordingly, for accounting purposes, our financial statements represent a continuation of the financial statements of Old SomaLogic with the Business Combination being treated as the equivalent of Old SomaLogic issuing stock for the net assets of the CMLS II, accompanied by a recapitalization. The net assets of Old SomaLogic are stated at historical cost, with no goodwill or other intangible assets recorded.

In connection with the Business Combination each share of Old SomaLogic Class B common stock (including shares of Old SomaLogic Class B common stock resulting from the deemed conversion of Old SomaLogic redeemable convertible preferred stock) converted into the right to receive 0.8381 shares (the “Exchange Ratio”) of our Class A common stock, par value $0.0001, (“Common Stock”). The recapitalization of the number of shares of our Common Stock is reflected retrospectively to the earliest period presented, based upon the Exchange Ratio, and is utilized for calculating net loss per share in all prior periods presented.

Certain reclassifications have been made to prior period amounts to conform to the current presentation.

Correction of Error in Previously Reported 2021 Interim Consolidated Financial Statements

In connection with our year-end financial close process and related preparation of our 2021 Annual Report on Form 10-K, a misstatement of net loss per share was identified in our previously filed 2021 unaudited interim consolidated financial statements for the quarter and year-to date periods ended September 30, 2021 related to the calculation of the weighted average shares outstanding used as the denominator to calculate net loss per share in the condensed consolidated statements of operations and comprehensive loss. The weighted average shares outstanding was inconsistent with the presentation of outstanding common stock in the consolidated balance sheets and statements of stockholders’ equity, which reflected the recapitalization of common stock based on the Exchange Ratio retrospectively to the earliest period presented. For further information, see Note 19, Correction of Error in Previously Reported 2021 Interim Financial Statements (Unaudited).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Actual results could differ from those estimates. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, revenue recognition, inventory valuation, compound derivative liability valuation, the valuation of stock-based compensation awards, warrant liabilities valuations, and earn-out liability valuations. We base our estimates on current facts, historical and anticipated results, trends, and other relevant assumptions that we believe are reasonable under the circumstances. Actual results could differ from these estimates, and such differences could be material to the Company’s consolidated financial position and results of operations.

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents, investments, and accounts receivable. Our cash and cash equivalents are deposited with high-quality financial institutions. Deposits at these institutions may, at times, exceed federally insured limits.

Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable as of the periods presented were as follows:

	Accounts Receivable		Revenue
	December 31,		Year Ended December 31,
	2021	2020	2021	2020
Customer A	10%	26%	21%	30%
Customer B	*	11%	13%	26%
Customer C	20%	25%	10%	*
Customer D	26%	16%	*	*

*	less than 10%

International sales entail a variety of risks, including currency exchange fluctuations, longer payment cycles, and greater difficulty in accounts receivable collection. The risks of international sales are mitigated in part by the fact that contracts are in U.S. dollars. Customers outside the United States collectively represent 31% and 35% of the Company’s revenues for the years ended December 31, 2021 and 2020, respectively. Customers outside of the United States collectively represented 18% and 23% of the Company’s gross accounts receivable balance as of December 31, 2021 and 2020, respectively.

Certain components included in our products require customization and are obtained from a single source or a limited number of suppliers.

Foreign Currency Translation

The functional currency of the Company’s foreign subsidiary is the British pound sterling. In preparing its consolidated financial statements, the Company is required to translate the financial statements of this subsidiary from British pounds sterling to U.S. dollars. Accordingly, the assets and liabilities of the Company’s subsidiary are translated into U.S. dollars at current exchange rates and the results of operations are translated at the average exchange rates for the period. Since the Company’s functional currency is deemed to be the local currency, any gain or loss associated with the translation of its consolidated financial statements is included in other comprehensive income (loss) in the consolidated statements of operations and comprehensive loss. Net foreign currency transaction gains (losses) were not significant for the years ended December 31, 2021 and 2020.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash deposits and short-term, highly liquid investments that are readily convertible into cash, with original maturities of three months or less. Cash equivalents consist primarily of amounts invested in money market funds and commercial paper and are stated at fair value.

Restricted Cash

Restricted cash represents cash on deposit with a financial institution as security for a letter of credit outstanding for the benefit of the landlord related to an operating lease for one of the Company’s laboratory facilities. The restricted cash is classified as a long-term asset on the consolidated balance sheets based on the term of the underlying lease.

Investments

The Company has designated all investments, which consist of U.S. Treasury securities, asset-backed securities, commercial paper, and corporate bonds, as available-for-sale securities. Available-for-sale securities are reported at fair value on the consolidated balance sheets, with unrealized gains and losses excluded from earnings and reported as a component of other comprehensive (loss) income. Realized gains and losses, amortization of premiums and discounts, and interest and dividends earned on available-for-sale securities are included in interest income and other in the consolidated statements of operations and comprehensive loss. The cost of investments for purposes of computing realized and unrealized gains and losses is based on the specific identification method. The Company determines the appropriate classification of its debt securities at the time of purchase based on their maturities and re-evaluates such classification at each balance sheet date.

A decline in the fair value of a security below its cost that is deemed to be other-than-temporary is recorded as interest income and other, net and results in the establishment of a new basis for the security. Factors evaluated to determine if an investment is other-than-temporarily impaired include significant deterioration in earnings performance, credit rating, asset quality or business prospects of the issuer; adverse changes in the general market conditions in which the issuer operates; the Company’s intent to sell the security, and whether or not the Company will be required to sell the security before the recovery of its amortized cost.

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, or the exit price, in the principal or most advantageous market for that asset or liability to be transferred in an orderly transaction between market participants on the measurement date. ASC 820, Fair Value Measurements, establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. The hierarchy defines three levels of inputs that may be used to measure fair value:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities;

●	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A financial instrument categorization within the hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Our financial instruments consist of Level 1, Level 2, and Level 3 assets and liabilities. The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, approximate fair value due to their relatively short-term maturities.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. We review accounts receivable regularly to determine if any receivable may not be collectible. Management estimates the amount of the allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value by analyzing the status of significant past due receivables and current and historical bad debt trends. The Company writes off accounts receivable against the allowance when it determines a balance is uncollectible and ceases collection efforts. We did not write off any material accounts receivable balances during the years ended December 31, 2021 and 2020.

Accounts receivable consisted of the following:

	December 31,
(in thousands)	2021	2020
Accounts receivable	$17,146	$17,529
Less: allowance for doubtful accounts	(72)	(80)
Accounts receivable, net	$17,074	$17,449

Inventory

Inventory is stated at the lower of cost (on a first-in, first-out basis) or net realizable value. Cost is determined using a standard cost system, whereby the standard costs are updated periodically to reflect current costs. The Company estimates the recoverability of inventory by referencing estimates of future demands and product life cycles, including expiration. The Company periodically analyzes its inventory levels to identify inventory that may expire prior to expected usage, no longer meets quality specifications, or has a cost basis in excess of its estimated net realizable value and records a charge to cost of revenue for such inventory as appropriate. The value of inventory that is not expected to be used within 12 months of the balance sheet date is classified as non-current inventory in the accompanying consolidated balance sheets.

Deferred Costs of Services

Deferred costs of services relate to costs incurred to run customer samples through the SomaScan® assay. These costs are deferred until the final report is provided to the customer and the related revenue is recognized.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation and amortization. Additions and improvements that extend the lives of the assets are capitalized, while expenditures for repairs and maintenance are expensed as incurred. Depreciation for property and equipment is recorded on a straight-line basis over the estimated useful lives of the assets, which we estimate to be: lab equipment, 1 to 5 years; computer equipment, 3 years; furniture and fixtures, 4 years; and software, the shorter of 5 years or its useful life. Leasehold improvements are amortized over the shorter of the life of the lease term or the estimated useful life of the assets.

The Company capitalizes certain internal and external costs related to the acquisition and development of internal use software during the application development stages of projects. When the software is ready for its intended use, the Company amortizes these costs using the straight-line method over the estimated useful life of the asset. Costs incurred during the preliminary project or the post-implementation/operation stages of the project are expensed as incurred.

Costs for capital assets not yet placed into service are capitalized as construction in progress and depreciated once placed into service. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in loss from operations.

Impairment of Long-Lived Assets

The Company evaluates a long-lived asset (or asset group) for impairment whenever events or changes in circumstances indicate that the carrying value of the asset (or asset group) may not be recoverable. If indicators of impairment exist and the undiscounted future cash flows that the asset is expected to generate are less than the carrying value of the asset, an impairment loss is recorded to write down the asset to its estimated fair value based on a discounted cash flow approach. There were no impairment losses recorded for the years ended December 31, 2021 and 2020.

Leases

Leases are reviewed and classified as capital or operating at their inception in accordance with ASC 840, Leases. The Company enters into lease agreements for its administrative and laboratory facilities, which are classified as operating leases. The Company records rent expense on a straight-line basis over the term of the lease, which includes the lease extension periods, if appropriate. The difference between rent payments and straight-line rent expense is recorded as deferred rent in current or other long-term liabilities, as appropriate. Lease agreements may include tenant improvement allowances from landlords. The Company recognizes these allowances as leasehold incentive obligations in deferred rent and amortizes them on a straight-line basis over the lease term as a reduction to rent expense. Leasehold improvements are capitalized and included in property and equipment on the consolidated balance sheets.

Warrant Liabilities

During February 2021, in connection with CMLS II’s initial public offering, CMLS II issued 5,519,991 warrants (the “Public Warrants”) to purchase shares of Common Stock at $11.50 per share. Simultaneously, with the consummation of the CMLS II initial public offering, CMLS II issued 5,013,333 warrants through a private placement (the “Private Placement Warrants”, and together with the Public Warrants, the “Warrants”) to purchase shares of Common Stock at $11.50 per share. All of the Warrants were outstanding as of December 31, 2021.

We classify the Warrants as liabilities on our consolidated balance sheets as these instruments are precluded from being indexed to our own stock given that the terms allow for a settlement adjustment that does not meet the scope for the fixed-for-fixed exception in ASC 815, Derivatives and Hedging (“ASC 815”). Since the Warrants meet the definition of a derivative under ASC 815-40, the Company recorded these warrants as long-term liabilities at fair value on the date of the Business Combination, with subsequent changes in their respective fair values recognized within change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss at each reporting date. See Note 11, Stockholders’ Equity, for more information on the Warrants.

Earn-Out Liability

As a result of the Business Combination, the Company recognized Earn-Out Shares (defined below) contingently issuable to former stockholders of Old SomaLogic as a liability in accordance with ASC 815. The liability was included as part of the consideration transferred in the Business Combination and was recorded at fair value. The earn-out liability is remeasured at the end of each reporting period, with subsequent changes in fair value recognized within change in fair value of earn-out liability in the consolidated statements of operations and comprehensive loss. See Note 3, Business Combination, for more information on the Earn-Out Shares and liability.

Revenue Recognition

The Company recognizes revenue from sales to customers under ASC 606, Revenue from Contracts with Customers (“ASC 606”). ASC 606 provides a five-step model for recognizing revenue that includes identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, an entity satisfies a performance obligation.

The Company recognizes revenue when or as control of promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales, value add, and other taxes collected concurrent with revenue-producing activities are excluded from revenue and products are sold without the right of return.

Payment terms may vary by customer, are based on customary commercial terms, and are generally less than one year. The Company does not adjust revenue for the effects of a significant financing component for contracts where the period between the transfer of the good or service and collection is one year or less. The Company expenses incremental costs to obtain a contract when incurred since the amortization period of the asset that would otherwise be recognized is one year or less.

Assay Services Revenue

The Company generates assay services revenue primarily from the sale of SomaScan® services. SomaScan® service revenue is derived from performing the SomaScan® assay on customer samples to generate data on protein biomarkers. Revenue from SomaScan® services is recognized at the time the analysis data or report is delivered to the customer, which is when control has been transferred to the customer. SomaScan® services are sold at a fixed price per sample without any volume discounts, rebates, or refunds.

The delivery of each assay data report is a separate performance obligation. For arrangements with multiple performance obligations, the transaction price must be allocated to each performance obligation based on its relative standalone selling price. Judgment is required to determine the standalone selling price for each distinct performance obligation as there are few directly comparable products in the market and factors such as customer size are factored into the determination of selling price. We determine standalone selling prices based on amounts invoiced to customers in observable transactions.

Product Revenue

Product revenue primarily consists of kit sales to customers who assay samples in their own laboratories. The Company receives a fixed price per kit and revenue from product sales is recognized upon transfer of control to the customer. The principal terms of sale are freight on board (“FOB”) shipping point and as such, the Company transfers control and records revenue for product sales upon shipment. Shipping and handling costs billed to customers are included in product revenue in the consolidated statements of operations and comprehensive loss.

Collaboration Revenue

In July 2011, NEC Corporation (“NEC”) and the Company entered into a Strategic Alliance Agreement (the “SAA”) to develop a professional software tool to enable SomaScan® customers to easily access and interpret the highly multiplexed proteomic data generated by SomaLogic’s SomaScan® assay technology in the United States. To support this development, NEC made an upfront payment of $12.0 million and SomaLogic agreed to pay NEC a perpetual royalty on certain SomaScan® revenues. This agreement includes a clause whereby if there is a material breach of the contract or change in control of the Company, the Company may be required to pay a fee to terminate the agreement.

The Company determined that the SAA met the criteria set forth in ASC 808, Collaborative Arrangements, (“ASC 808”) because both parties were active participants and were exposed to significant risks and rewards dependent on commercial failure or success. The Company recorded the upfront payment as deferred revenue to be recognized over the period of performance of 15 years. The revenue was recorded in collaboration revenue in the consolidated statements of operations and comprehensive loss.

In March 2020, NEC and the Company mutually terminated the SAA and concurrently the Company and NEC Solution Innovators, Ltd. (“NES”), a wholly owned subsidiary of NEC, entered into a new arrangement, the JDCA, to develop and commercialize SomaScan® services in Japan, as described in the section entitled “Collaboration Agreements” above. NES agreed to make annual payments of $2 million for five years, for a total of $10.0 million, in exchange for research and development activities, as described below. The Company determined the JDCA should be accounted for as a modification of the SAA. Therefore, the remaining SAA deferred revenue balance as of the date of the modification was included as consideration under the JDCA resulting in total consideration of $15.3 million for research and development activities. We determined that this arrangement also meets the criteria set forth in ASC 808. The JDCA contains three separate performance obligations: (i) research and development activities, (ii) assay services, and (iii) a 10-year exclusive license of the Company’s intellectual property.

(i) Research and Development Activities

The Company determined that NES is not a customer with respect to the research and development activities associated with the collaboration arrangement under ASC 808. The Company’s efforts related to the research and development activities are incurred consistently throughout the performance period. As a result, the Company recognizes revenue from these activities over time on a straight-line basis and records revenue in collaboration revenue in the consolidated statements of operations and comprehensive loss.

(ii) Assay Services

The Company determined that NES is a customer for the assay services performance obligation, which should be accounted for using the criteria under ASC 606. The Company receives a fixed fee (standalone selling price) per sample in exchange for assaying samples, which is a service performed for other customers in the ordinary course of business. This performance obligation is recognized at a point in time when the assay data report is delivered to the customer and recorded in assay services revenue in the consolidated statements of operations and comprehensive loss.

(iii) License of Intellectual Property

The Company determined that NES is a customer for the license performance obligation, which should be accounted for using the criteria under ASC 606. The Company receives royalties based on NES’ net sales and determined the allocation of royalties solely to this performance obligation is consistent with the objectives in ASC 606. This performance obligation was satisfied at the beginning of the license term. Subject to the sales and usage-based royalty exception, revenue is recognized in the period in which the subsequent sale or usage has occurred. Royalties are recorded in other revenue in the consolidated statements of operations and comprehensive loss.

Other Revenue

Other revenue includes royalty revenue and revenue received from research grants. The Company recognizes royalty revenue for fees paid by customers in return for the exclusive license to make, use or sell certain licensed products in certain geographic areas. These fees are equivalent to a percentage of the customer’s related revenues. The Company recognizes revenue for sales-based or usage-based royalties promised in exchange for a license of intellectual property when the later of the following events occurs: (i) the subsequent sale or usage occurs, or (ii) the performance obligation to which some or all of the sales-based or usage-based royalty has been satisfied. As such, revenue is recognized in the period in which the subsequent sale or usage has occurred.

In June 2008, the Company and New England Biolabs, Inc. (“NEB”) entered into an exclusive licensing agreement, whereby the Company provides a license to use certain proprietary information and know-how relating to its aptamer technology to make and use commercial products. In exchange, the Company receives royalties from NEB for these products. The Company recognized royalties of approximately $8.5 million and $5.3 million for the years ended December 31, 2021 and 2020, respectively.

Grant revenue represents funding under cost reimbursement programs from government agencies and non-profit foundations for qualified research and development activities performed by the Company. The Company recognizes grant revenue when it is reasonably assured that the grant funding will be received as evidenced through the existence of a grant arrangement, amounts eligible for reimbursement are determinable and have been incurred, the applicable conditions under the grant arrangements have been met, and collectability of amounts due is reasonably assured. The classification of costs incurred related to grants is based on the nature of the activities performed by the Company. Grant revenue is recognized when the related costs are incurred and recorded in other revenue in the consolidated statements of operations and comprehensive loss.

Cost of Assay Services Revenue

Cost of assay services revenue consists of raw materials and production costs, salaries and other personnel costs, overhead and other direct costs related to assay services revenue. It also includes provisions for excess or obsolete inventory and costs for production variances, such as yield losses, material usages, spending and capacity variances. Cost of assay services revenue also includes royalty fees that the Company owes to third parties related to assay services.

Cost of Product Revenue

Cost of product revenue consists primarily of raw materials and production costs, salaries and other personnel costs, overhead and other direct costs related to product revenue. Cost of product revenue is recognized in the period the related revenue is recognized. Shipping and handling costs incurred for product shipments are included in cost of product revenue in the consolidated statements of operations and comprehensive loss. Cost of product revenue also includes royalty fees that the Company owes to third parties related to the sale of products.

Research and Development

Research and development expenses, consisting primarily of salaries and benefits, laboratory supplies, clinical study costs, consulting fees and related costs, are expensed as incurred.

Selling, General and Administrative

Selling expenses consist primarily of personnel and marketing related costs and are expensed as the related costs are incurred. Advertising costs totaled approximately $0.7 million and $0.2 million during the years ended December 31, 2021 and 2020, respectively.

General and administrative expenses consist primarily of personnel costs for the Company’s finance, human resources, business development and general management, as well as professional services, such as legal and accounting services. General and administrative expenses are expensed as incurred.

Income Taxes

The provision for income taxes is included in interest income and other, net in the consolidated statements of operations and comprehensive loss.

Deferred income tax assets and liabilities are recognized for tax consequences in future years attributable to differences between the tax bases of assets and liabilities and their respective financial reporting amounts, based on enacted tax laws and statutory tax rates applicable to the periods in which these temporary differences are expected to reverse. The Company evaluates the need to establish or release a valuation allowance based upon expected levels of taxable income, future reversals of existing temporary differences, tax planning strategies, and recent financial operations. Valuation allowances are established to reduce deferred tax assets to the amount expected to be more likely than not realized in the future.

The effect of income tax positions is recognized only when it is more likely than not to be sustained. Interest and penalties associated with uncertain tax positions are recorded in interest income and other, net in the consolidated statements of operations and comprehensive loss.

We made an accounting policy election to treat the tax effects of the global intangible low-taxed income as a component of interest income and other, net in the period incurred.

Stock-Based Compensation

The Company incurs stock-based compensation expense related to its stock options, and we recognize stock-based employee compensation, net of an estimated forfeiture rate, over the employee’s requisite service period, which is generally the vesting period, on a straight-line basis.

The Company utilizes the Black-Scholes valuation model for estimating the fair value of stock options granted. The fair value of each option is estimated on the date of grant.

Set forth below are the assumptions used in valuing the stock options granted and a discussion of the Company’s methodology for developing each of the assumptions used:

●	Expected dividend yield — The Company did not pay regular dividends on its common stock and does not anticipate paying any dividends in the foreseeable future. Therefore, the Company used an expected dividend yield of zero in the option valuation model.

●	Expected volatility — Volatility is a measure of the amount by which a financial variable, such as share price, has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company analyzes the volatility used by similar public companies at a similar stage of development to estimate expected volatility. The comparable companies are chosen based on their similar size, stage in the life cycle or area of specialty.

●	Risk-free interest rate — We use a range of United States Treasury rates with a term that most closely resembles the expected life of the option as of the date of which the option was granted.

●	Expected average life of options — The expected life assumption is the expected time to exercise. The Company uses a simplified method to develop this assumption, which uses the average of the vesting period and the contractual terms.

Fair Value of Common Stock

The grant date fair value of the shares of common stock underlying stock options had historically been determined by the Company’s Board of Directors with assistance of third-party valuation specialists prior to the Business Combination. Because there was no public market for the Company’s common stock, the Board of Directors exercised reasonable judgment and considered a number of objective and subjective factors, combined with management’s judgments, to determine the best estimate of the fair value, which include financial condition and actual operating results; the progress of the Company’s research and development efforts; its stage of development; business strategy; the rights, preferences and privileges of the Company’s redeemable convertible preferred stock relative to those of the Company’s common stock; the prices at which the Company sold shares of its redeemable convertible preferred stock; equity market conditions of comparable public companies; general U.S. market conditions; and the lack of marketability of our common stock. Following the Business Combination, the grant date fair values of these awards are determined based on the closing price of the Company’s common stock on the date of the grant.

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss refers to gains and losses that are recorded as an element of stockholders’ equity but excluded from net loss. Our other comprehensive loss consists of foreign currency translation adjustments and net unrealized gain or losses on investments in available-for-sale securities.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock issued and outstanding during the period. Diluted net loss per share is similarly computed, except that the denominator includes the effect of contingently issuable shares, warrants, and stock options, using the treasury stock method, if including such potential shares of common stock is dilutive.

Segment Information

The Company has one operating segment. The Company’s chief operating decision maker (the “CODM”) role is performed by the Company’s Chief Executive Officer. The CODM manages the Company’s operations on a consolidated basis for purposes of allocating resources and assessing performance. Substantially all of the Company’s operations and decision-making functions are located in the United States.

Recent Accounting Pronouncements

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to use this extended transition period and, as a result, we will not be required to adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies so long as we remain an emerging growth company.

Accounting Standards Not Yet Adopted

Leases. In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize assets and liabilities for the rights and obligations created by most leases on their balance sheet. In June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which extended the effective date of ASU 2016-02 for non-public business entities. The amended standard is effective for the Company on January 1, 2022.

The Company will adopt ASU 2016-02, as amended, using a modified retrospective approach as permitted under ASU 2018-11, which allows the Company to apply the legacy lease guidance and disclosure requirements in the comparative periods presented prior to the year of adoption. No cumulative-effect adjustment to retained earnings is expected to be recognized upon adoption of ASU 2016-02.

As part of the adoption, the Company will elect the short-term lease recognition policy election for all leases with a term of 12 months or less, and as such, no right-of-use assets or lease liabilities will be recorded on the balance sheet for these leases. The Company also expects to elect the following practical expedients:

●	the package of transition practical expedients, permitting the Company to not reassess its prior conclusions about lease identification, lease classification and initial direct costs; and

●	the practical expedient to not separate lease and non-lease components.

We are finalizing our implementation of ASU 2016-02, but expect the adoption will result in increases to long-term assets, current liabilities and long-term liabilities on its consolidated balance sheets, related to the recognition of right-of-use assets and lease liabilities, and will require additional disclosures of key information related to its leases in the footnotes to the consolidated financial statements. As part of our implementation procedures, we have identified long-term leases for certain asset classes, including corporate office space. As of December 31, 2021, the Company’s undiscounted obligations for operating leases in the Company’s future minimum lease table totaled approximately $5.5 million (see Note 9, Commitments and Contingencies, for additional information).

Income Taxes. In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles of ASC 740 as part of an overall simplification initiative. ASU 2019-12 is effective for the Company on January 1, 2022. The Company is currently evaluating the impact this standard, however, the Company does not believe the adoption of ASU 2019-12 will have a material impact on its consolidated financial statements and related disclosures.

Financial Instruments — Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which sets forth a “current expected credit loss” (CECL) model that requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. In November 2019, the FASB issued ASU 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which extends the effective date of ASU 2016-13 for non-public business entities. ASU 2016-13, as amended, is effective for the Company on January 1, 2023, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements and related disclosures.